Financial Instruments Derivatives (Details) (USD $)	3 Months Ended
	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Derivative Instruments, Loss Recognized in Income	$ 1,000,000
Long-term Debt, Percentage Bearing Fixed Interest, Amount		0.87	0.50
Derivative Liability, Fair Value, Gross Liability		24,000,000	5,000,000
Foreign Exchange Contract [Member]
Derivative [Line Items]
Notional Amount of Foreign Currency Derivatives		741,000,000	529,000,000
Interest Rate Swap [Member]
Derivative [Line Items]
Notional Amount of Interest Rate Swaps			250,000,000
Derivative Liability, Fair Value, Gross Liability			$ 1,000,000